Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Additional Paid-in Capital [Member]	Statutory Reserves [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Jun. 30, 2019	$ 33,689	$ 18,138	$ 52,827,145	$ 191,716	$ 11,657,630	$ (3,894,300)	$ 117,486	$ 60,951,504
Balance, shares at Jun. 30, 2019	16,844,631	9,069,000
Net income for the year					(8,441,559)		(95,366)	(8,536,925)
Options granted for services			394,465					394,465
Capital contribution made by non-controlling shareholders							595,818	595,818
Foreign currency translation loss						(1,893,665)	(3,269)	$ (1,896,934)
Share option exercised, shares
Balance at Jun. 30, 2020	$ 33,689	$ 18,138	53,221,610	191,716	3,216,071	(5,787,965)	614,669	$ 51,507,928
Balance, shares at Jun. 30, 2020	16,844,631	9,069,000
Net income for the year					1,512,364		(213,336)	1,299,028
Options granted for services			142,158					142,158
Capital contribution made by non-controlling shareholders							104,190	104,190
Foreign currency translation loss						4,827,680	51,635	4,879,315
Disposition of a subsidiary							(29,146)	(29,146)
Issuance shares for Private placement	$ 6,910		6,604,522					6,611,432
Issuance shares for private placement, shares	3,455,130
Issuance shares for services	$ 500		387,000					387,500
Issuance shares for services, shares	250,000
Share option exercised	$ 12		(12)
Share option exercised, shares	6,053							10,000
Statutory reserve				99,727	(99,727)
Balance at Jun. 30, 2021	$ 41,111	$ 18,138	60,355,278	291,443	4,628,708	(960,285)	528,012	64,902,405
Balance, shares at Jun. 30, 2021	20,555,814	9,069,000
Net income for the year					3,235,559		(219,427)	3,016,132
Options granted for services			11,831					11,831
Foreign currency translation loss						(3,192,292)	(11,156)	(3,203,448)
Issuance shares for Private placement	$ 15,561		19,109,359					19,124,920
Issuance shares for private placement, shares	7,780,736
Share option exercised	$ 446		179,554					$ 180,000
Share option exercised, shares	222,750							270,000
Exercise of warrants	$ 3,292		4,440,844					$ 4,444,136
Exercise of warrants, shares	1,645,959
Balance at Jun. 30, 2022	$ 60,410	$ 18,138	$ 84,096,866	$ 291,443	$ 7,864,267	$ (4,152,577)	$ 297,429	$ 88,475,976
Balance, shares at Jun. 30, 2022	30,205,259	9,069,000